Shareholder Report, Line Graph (Details) 190795_Bramshill Income Performance Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 11, 2016	Mar. 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 13,250	$ 12,838	$ 11,890	$ 12,020	$ 12,230	$ 10,507	$ 11,022	$ 10,385	$ 10,473	$ 10,000	$ 13,636
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	$ 11,298	$ 10,773	$ 10,593	$ 11,125	$ 11,607	$ 11,525	$ 10,580	$ 10,126	$ 10,006	$ 10,000	$ 11,790